STOCK-BASED COMPENSATION (Details Narrative) - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jun. 06, 2023	Jun. 05, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorized						1,142,857
Unrecognized compensation	$ 0	$ 0		$ 322
Grant date fair value of options granted					7,142
Weighted-average grant date fair value of options granted					$ 2.84
Options exercised, value		$ 74,899			$ 74,900
Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options exercised, shares		208,031			64,848
Options exercised, value					$ 75,000
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Numbet of vested options	106	95,499		59,051	29,728
Vested number of RSA, Granted				339,263
Restricted Stock Units (RSUs) [Member] | Employees, Non-Employees and Board of Directors [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Grant date fair value of options granted	330,468			431,028
Stock options, vested period	3 years			3 years
Restricted Stock Units (RSUs) [Member] | Employees And Nonemployees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Grant date fair value of options granted					77,195
Stock options, vested period					1 year
Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Grant option, outstanding	2,000,000	2,000,000		2,000,000
Number of shares authorized				2,000,000		2,000,000	1,142,857
Options exercised, shares		208,031		0
Exercise price		$ 1.155
Cashless exercise, shares		143,183
Options exercised, value		137,854		122,697
Grant date fair value of options granted				0